Cash, Cash Equivalents and Short-Term Investments (Tables)	9 Months Ended
Sep. 29, 2012
Cash, Cash Equivalents and Short-Term Investments
Schedule of cash, cash equivalents and short-term investments

	September 29, 2012	December 31, 2011
Cash and cash equivalents
Cash	$490	$571
Money market funds	2,237	5,640
Total cash and cash equivalents	$2,727	$6,211

Short-term investments
Money market funds	$236	$236
Commercial paper	750	—
Corporate debt	1,787	2,621
Bank certificate of deposit	100	100
Total short-term investments	$2,873	$2,957